T. Rowe Price Global High Income Bond Fund
T. Rowe Price Global High Income Bond Fund—I Class SUMMARY
Investment Objective
The fund seeks high income and,
secondarily, capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund’s I Class Shareholder fees (fees paid directly from your investment)
Shareholder Fees	T. Rowe Price Global High Income Bond Fund T. Rowe Price Global High Income Bond Fund-I Class
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	2.00%

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		T. Rowe Price Global High Income Bond Fund T. Rowe Price Global High Income Bond Fund-I Class
Management fees		0.59%
Distribution and service (12b-1) fees		none
Other expenses	[1],[2]	0.40%
Total annual fund operating expenses		0.99%
Fee waiver/expense reimbursement	[2]	(0.35%)
Total annual fund operating expenses after fee waiver/expense reimbursement		0.64%
[1]	Other expenses are estimated for the current fiscal year.
[2]	Through April 30, 2018, T. Rowe Price Associates, Inc. has agreed to pay the operating expenses of the fund's I Class excluding management fees; interest; expenses related to borrowings, taxes and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses ("I Class Operating Expenses"), to the extent the I Class Operating Expenses exceed 0.05% of the class' average daily net assets. Any expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund or class whenever the fund's I Class Operating Expenses are below 0.05%. However, no reimbursement will be made more than three years after the payment of the I Class Operating Expenses or if such reimbursement would cause the fund's I Class Operating Expenses to exceed 0.05%. Termination of this agreement would require approval by the fund's Board of Directors.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, the fund’s operating expenses remain the same, and the expense limitation currently in place is not renewed. The figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 year	3 years
T. Rowe Price Global High Income Bond Fund | T. Rowe Price Global High Income Bond Fund-I Class | USD ($)	65	218

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. A portfolio turnover rate is not shown since the fund had not commenced operations during its most recent fiscal year.
Investments, Risks, and Performance Principal Investment Strategies
The fund normally invests at least 80% of its net assets (including any borrowings for investment purposes) in bonds. The fund seeks to invest in a diversified portfolio of high yield bonds, also known as “junk” bonds, and other high income producing instruments (such as bank loans). Junk bonds are bonds that are rated below investment grade (BB and lower, or an equivalent rating) by a credit rating agency or, if unrated, deemed to be below investment grade by T. Rowe Price.

The fund may invest in a variety of debt securities issued by U.S. and foreign corporations, U.S. and foreign governments and agencies, and supranational organizations, as well as bank loans, which represent amounts borrowed by companies from banks and other lenders. The fund normally invests at least 50% of its net assets in foreign securities, including securities of issuers in emerging markets. However, the amount invested in foreign securities will vary based on market conditions and there is no maximum amount that the fund may invest in securities of foreign issuers, including issuers in emerging markets. For purposes of determining whether a fund holding is a foreign security, the fund uses the country assigned to a security by Bloomberg or another third-party data provider. In addition, there is no limit on the fund’s holdings that are rated below investment grade.

Junk bonds tend to provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments, and should be considered speculative. High yield bond issuers often include small or relatively new companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads. The fund may invest in “junk” bonds and other similar instruments located in emerging market countries.

While high yield corporate bonds are typically issued with a fixed interest rate, bank loans usually have floating interest rates that reset periodically (typically quarterly or monthly). With bank loans, the borrowing companies tend to have significantly more debt than equity. The loans may or may not be secured by collateral and are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, or refinancings. The bank loans in which the fund invests may be acquired directly from a lender or through the agent, as an assignment from another lender who holds the loans, or as a participation interest in another lender’s pool of loans. The fund may invest up to 20% of its net assets in bank loans.

The fund may invest in holdings of any maturity and does not attempt to maintain any particular weighted average maturity or duration. While most assets are typically invested in bonds and other income producing instruments, the fund also uses forward currency exchange contracts and credit default swaps in keeping with the fund’s objectives. Forward currency exchange contracts are primarily used to protect the fund’s foreign bond holdings from adverse currency movements relative to the U.S. dollar. Credit default swaps may be used to help protect the value of certain portfolio holdings, to express a positive view on a particular issuer’s creditworthiness, or as an efficient means of gaining exposure to a particular issuer.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity or credit quality, to shift assets into and out of higher-yielding securities, or to reduce its exposure to certain securities.
Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Fixed income markets risk Economic and other market developments can adversely affect fixed income securities markets. At times, participants in these markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns could cause increased volatility and reduced liquidity in particular securities or in the overall fixed income markets and the related derivatives markets. A lack of liquidity or other adverse credit market conditions may hamper the fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

Credit risk This is the risk that an issuer of a debt security could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation.

Junk bond risk Because a significant portion of the fund’s investments may be rated below investment grade (commonly referred to as “junk” bonds), the fund is exposed to greater volatility and credit risk than if it invested mainly in investment-grade bonds and loans. High yield bond and loan issuers are usually not as strong financially as investment-grade bond issuers and, therefore, are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. Accordingly, securities and loans involving such companies carry a higher risk of default and should be considered speculative.

Interest rate risk This is the risk that a rise in interest rates will cause the price of a fixed rate debt security to fall. Generally, securities with longer maturities and funds with longer weighted average maturities carry greater interest rate risk. The fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

While a rise in rates is the principal source of interest rate risk for bond funds, falling rates bring the possibility that a bond may be “called,” or redeemed before maturity, and that the proceeds may be reinvested in lower-yielding securities.

Bank loan risk To the extent the fund invests in bank loans, it is exposed to additional risks beyond those normally associated with more traditional debt securities. The fund’s ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower and whether or not a loan is secured by collateral, although there is no assurance that the collateral securing a loan will be sufficient to satisfy the loan obligation. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price.

Liquidity risk This is the risk that the fund may not be able to sell a holding in a timely manner at a desired price. Reduced liquidity in the bond markets can result from a number of events, such as significant trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the fund’s ability to sell a holding at a suitable price.

Foreign investing risk Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. issuers. Foreign securities tend to be more volatile and less liquid than investments in U.S. securities and may lose value because of adverse political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, foreign investments are subject to settlement practices and regulatory and financial reporting standards that differ from those of the U.S.

Emerging markets risk The risks of foreign investing are heightened for securities of issuers in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and less efficient trading markets.

Derivatives risk The fund uses forward currency exchange contracts and credit default swaps, and is therefore exposed to additional volatility in comparison to investing directly in bonds and other debt securities. These instruments can be illiquid and difficult to value, may involve leverage so that small changes produce disproportionate losses for the fund and, if not traded on an exchange, are subject to the risk that a counterparty to the transaction will fail to meet its obligations under the derivatives contract. The fund’s principal use of derivatives involves the risk that anticipated changes in currency values, currency exchange rates, or the creditworthiness of an issuer will not be accurately predicted, which could significantly harm the fund’s performance.
Performance
Because the fund commenced operations in 2015, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information may be obtained through troweprice.com or by calling 1-800-638-8790.